Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock Outstanding
Common Stock Outstanding

	2015	2014	2013
Balance, beginning of year	376,504,892	395,772,908	391,640,770
Shares issued for stock-based compensation plans:
Treasury shares issued	17,525	17,454	25,214
Common shares issued	1,511,758	1,665,259	929,596
Common shares issued for conversion of preferred shares	—	—	14,399,247
Treasury shares acquired	—	(20,950,729)	(11,221,919)
Balance, end of year	378,034,175	376,504,892	395,772,908

Net Income Per Common Share
A reconciliation of the components of basic and diluted net income per common share for the years ended December 31, 2015, 2014, and 2013 is presented in the table below.

	2015			2014			2013
	Loss	Shares	Per Share	Loss	Shares	Per Share	Income (Loss)	Shares	Per Share
	(In millions, except per share amounts)
Basic:
Income (loss) from continuing operations	$(10,844)	378	$(28.70)	$(6,653)	384	$(17.32)	$(94)	395	$(0.24)
Income (loss) from discontinued operations	492	378	1.30	(1,707)	384	(4.44)	438	395	1.11
Income (loss) attributable to common stock	$(10,352)	378	$(27.40)	$(8,360)	384	$(21.76)	$344	395	$0.87
Effect of Dilutive Securities:
Mandatory Convertible Preferred Stock	$—	—		$—	—		$—	—
Stock options and other	—	—		—	—		—	—
Diluted:
Income (loss) from continuing operations	$(10,844)	378	$(28.70)	$(6,653)	384	$(17.32)	$(94)	395	$(0.24)
Income (loss) from discontinued operations	492	378	1.30	(1,707)	384	(4.44)	438	395	1.11
Income (loss) attributable to common stock	$(10,352)	378	$(27.40)	$(8,360)	384	$(21.76)	$344	395	$0.87

Description of Stock Based Compensation Plans and Related Costs
A description of the Company’s stock-based compensation plans and related costs follows:

	2015	2014	2013
	(In millions)
Stock-based compensation expensed:
General and administrative	$64	$107	$89
Lease operating expenses	36	41	47
Stock-based compensation for exploration and development activities	53	62	55
	$153	$210	$191

Summary of Stock Options Issued Under Stock Option Plans
A summary of stock options issued and outstanding under the Stock Option Plans and the Omnibus Plans is presented in the table and narrative below:

	2015
	Shares Under Option	Weighted Average Exercise Price
	(In thousands)
Outstanding, beginning of year	6,445	$90.34
Granted	—	—
Exercised	(280)	56.72
Forfeited or expired	(1,234)	93.28
Outstanding, end of year(1)	4,931	91.52
Expected to vest(1)	566	81.77
Exercisable, end of year(1)	4,311	92.92

(1)
As of December 31, 2015, the weighted average remaining contractual life for options outstanding, expected to vest, and exercisable is 4.5 years, 6.9 years, and 4.1 years, respectively. The aggregate intrinsic value of options outstanding, expected to vest, and exercisable at year-end was nil.

Summary of Restricted Stock Activity
A summary of restricted stock activity for the year ended December 31, 2015, is presented below.

	Shares	Weighted- Average Grant- Date Fair Value
	(In thousands)
Non-vested at January 1, 2015	4,784	$81.96
Granted	2,976	61.65
Vested	(1,839)	81.14
Forfeited	(1,351)	78.26
Non-vested at December 31, 2015	4,570	70.12

Business Performance Program [Member]
Summary of Restricted Stock Activity

	Shares	Weighted Average Grant- Date Fair Value(1)
	(In thousands)
Non-vested at January 1, 2015	—	$—
Granted	602	66.63
Vested	—	—
Forfeited or expired	(101)	66.63
Non-vested at December 31, 2015	501	66.63

(1)
The fair value of each conditional restricted stock unit award is estimated as of the date of grant using a Monte Carlo simulation with the following assumptions used for all grants made under the plan: (i) a three-year continuous risk-free interest rate; (ii) a constant volatility assumption based on the historical realized stock price volatility of the Company and the designated peer group; and (iii) the historical stock prices and expected dividends of the common stock of the Company and its designated peer group.